Minimum capital requirements - Mexican Banking GAAP (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital requirements
Computable capital	$ 121,454	$ 115,321
Core capital	125,621	116,126
Supplementary capital	27,419	26,054
Deductible items	(41,395)	(36,671)
Subordinated Additional Tier 1 Capital Notes	9,809	9,812
Capital requirements	61,054	58,668
Excess of capital requirements	60,400	56,653
Risk-weighted assets	763,170	733,346
Capital requirements, Market risk
Capital requirements
Capital requirements	14,280	11,039
Capital requirements, Credit risk
Capital requirements
Capital requirements	42,732	44,313
Capital requirements, Operational risk
Capital requirements
Capital requirements	$ 4,042	$ 3,316